2017 REGISTERED DIRECT OFFERING - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - REGISTERED DIRECT OFFERING 2017 [Member] - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Beginning balance at beginning of year	$ 1,274,404	$ 3,430,033
Issuances	0	0
Adjustments to estimated fair value	(274,404)	(2,155,629)
Ending balance at end of year	$ 1,000,000	$ 1,274,404